Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net Loss Per Share
9.	Net Loss Per Share

Basic net loss per share of common stock is computed based upon the number of weighted average shares of common stock outstanding as defined by ASC Topic 260, Earnings Per Share. Diluted net loss per share of common stock includes the dilutive effects of stock options and stock equivalents. To the extent stock options are antidilutive, they are excluded from the calculation of diluted net loss per share of common stock. For the nine months ended September 30, 2018, 1,067,527 shares upon the exercise of outstanding stock options and 158,571 shares of unvested restricted stock were not included in the computation of diluted net loss per share because their inclusion would be antidilutive.

For the three and nine months ended September 30, 2017, 817,020 shares upon the exercise of outstanding stock options and 264,286 shares of unvested restricted stock were not included in the computation of diluted net loss per share because their inclusion would be antidilutive.

9.	Net (Loss) Income Per Share

Basic and diluted net (loss) income per common share are computed by dividing net (loss) income by the weighted average number of common shares outstanding during the period. Diluted net (loss) income per share includes the determinants of basic net (loss) income per share and, in addition, gives effect to the common stock potentially issuable under vested and unvested stock options, except where the effect of including them is anti-dilutive.

The following table summarizes the net loss per share calculation:

	Years Ended December 31,
	2017	2016
Net loss - basic and diluted	$(5,894,253)	$(1,452,776)
Weighted average shares outstanding – basic and diluted	6,452,581	5,577,856
Per share data:
Basic and diluted	$(0.91)	$(0.26)

For the periods where the Company reported losses, all common stock equivalents are excluded from the computation of diluted loss per share, since the result would be anti-dilutive. Common stock equivalents not included in the calculations of diluted loss per share because to do so would have been anti-dilutive, include stock options of 980,588 and 573,110 for the years ended December 31, 2017 and 2016, respectively.